Payments, Details - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Ext. Method
#: 1
	$ 330	Taxes	BOSNIA AND HERZEGOVINA	snj:BA-SRP	Republic of Srpska [Member]	Mine Prijedor [Member]	Iron Ore [Member]	Open Pit
#: 2
	1,567	Royalties	BOSNIA AND HERZEGOVINA	snj:BA-SRP	Republic of Srpska [Member]	Mine Prijedor [Member]	Iron Ore [Member]	Open Pit
#: 3
	9,970	Royalties	BRAZIL		DNPM – National Department of Mineral Production [Member]		Iron Ore [Member]	Open Pit
#: 4
	1,286	Royalties	BRAZIL		State Finance Secretary (SEFAZ - MG) [Member]		Iron Ore [Member]	Open Pit
#: 5
	193,659	Taxes	CANADA	snj:CA-QC	Ministère des Finances du Québec [Member]		Iron Ore [Member]	Open Pit
#: 6
	(129)	Taxes	CANADA	snj:CA-QC	Ministere des Finances du Québec (Refund) [Member]		Iron Ore [Member]	Open Pit
#: 7
	316,791	Taxes	CANADA		Receveur général du Canada [Member]		Iron Ore [Member]	Open Pit
#: 8
	363	Taxes	CANADA	snj:CA-AB	Government of Alberta [Member]		Iron Ore [Member]	Open Pit
#: 9
	1,516	Fees	CANADA		Ville de Fermont [Member]	Mines Canada ( Mont Wright - Fire Lake) [Member]	Iron Ore [Member]	Open Pit
#: 10
	1,322	Fees	CANADA	snj:CA-QC	Ministère des Finances du Québec [Member]	Mines Canada ( Mont Wright - Fire Lake) [Member]	Iron Ore [Member]	Open Pit
#: 11
	6,378	Royalties	CANADA		Innu Takuaikan Uashat Mak [Member]	Mines Canada ( Mont Wright - Fire Lake) [Member]	Iron Ore [Member]	Open Pit
#: 12
	4,795	Taxes	KAZAKHSTAN		Ministry of Finance [Member]	Temirtau iron ore [Member]	Iron Ore [Member]
#: 13
	12,732	Taxes	KAZAKHSTAN		Ministry of Finance [Member]	Temirtau coal mine [Member]	Coal [Member]	Underground Mining
#: 14
	1,034	Taxes	LIBERIA		Ministry of Finance /LRA [Member]	Mine Liberia (Western Range Project) [Member]	Iron Ore [Member]	Open Pit
#: 15
	12,682	Royalties	LIBERIA		Ministry of Finance /LRA [Member]	Mine Liberia (Western Range Project) [Member]	Iron Ore [Member]	Open Pit
#: 16
	1,680	Fees	LIBERIA		Ministry of Mines and Ministry of Finance/LRA [Member]	Mine Liberia (Western Range Project) [Member]	Iron Ore [Member]	Open Pit
#: 17
	1,695	Fees	LIBERIA		Ministry of Mines [Member]	Mine Liberia (Western Range Project) [Member]	Iron Ore [Member]	Open Pit
#: 18
	8,419	Infrastructure	LIBERIA		Ministry of Public Works [Member]	Mine Liberia (Western Range Project) [Member]	Iron Ore [Member]	Open Pit
#: 19
	16,221	Taxes	MEXICO		Internal Revenue Service (Secretaria de Hacienda) [Member]		Iron Ore [Member]	Open Pit
#: 20
	9,261	Taxes	MEXICO		Ministry of Economy (Secretaria de Economía) [Member]		Iron Ore [Member]	Open Pit
#: 21
	1,908	Fees	MEXICO		Ministry of Economy (Secretaria de Economía) [Member]	Faraon / FE [Member]	Iron Ore [Member]	Open Pit
#: 22
	1,012	Fees	MEXICO		Ministry of Economy (Secretaria de Economía) [Member]	MS Oaxaca [Member]	Iron Ore [Member]	Open Pit
#: 23
	456	Fees	MEXICO		Ministry of Economy (Secretaria de Economía) [Member]	Peña Colorada [Member]	Iron Ore [Member]	Open Pit
#: 24
	1,239	Fees	MEXICO		Ministry of Economy (Secretaria de Economía) [Member]	Las Truchas [Member]	Iron Ore [Member]	Open Pit
#: 25
	440	Fees	MEXICO		Ministry of Economy (Secretaria de Economía) [Member]	San Jose [Member]	Iron Ore [Member]	Open Pit
#: 26
	52	Taxes	UKRAINE		State Fiscal Service (State Budget) [Member]	AM Berislav limestone mine (Staroselskoe pit) [Member]	Limestone [Member]
#: 27
	742	Taxes	UKRAINE		State Fiscal Service (State Budget) [Member]	AMKR Open Pits (#2 Novokrivorozhskiy and #3 Valyavkinskiy deposit) [Member]	Iron Ore [Member]
#: 28
	157	Taxes	UKRAINE		State Fiscal Service (State Budget) [Member]	AMKR Underground Mine (Kirova Mine and Open pit Yuzhnyi) [Member]	Iron Ore [Member]
#: 29
	14,142	Fees	UKRAINE	snj:UA-12	Municipality of Kryvyi Rih [Member]	AMKR Open Pits (#2 Novokrivorozhskiy and #3 Valyavkinskiy deposit) [Member]	Iron Ore [Member]
#: 30
	$ 784	Fees	UKRAINE	snj:UA-12	Municipality of Kryvyi Rih [Member]	AMKR Underground Mine (Kirova Mine and Open pit Yuzhnyi) [Member]	Iron Ore [Member]